Taxation - Schedule of Provision for Income Taxes and the Provision at the PRC, Mainland Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision for Income Taxes and the Provision at the PRC, Mainland Statutory Rate [Abstract]
(Loss)/income before income tax expense	$ (2,053)	$ (61,600)	$ (15,007)
Computed income tax (benefit)/expense with statutory tax rate	(513)	(15,400)	(3,752)
Additional deduction for research and development expenses	(552)	(439)	(546)
Tax effect of preferred tax rate	791	15,696	2,264
Tax effect of favorable tax rates on small-scale and low-profit entities	(19)	18	(92)
Tax effect of tax relief			(2)
Tax effect of non-deductible items	141	76	77
Tax effect of expired tax attribute carryforwards	1,093	523	165
Tax effect of deferred tax effect of tax rate change			(40)
Changes in valuation allowance	(595)	2,379	4,498
Income tax expense	$ 346	$ 2,853	$ 2,572